Subsequent Event (Details) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended
	Feb. 16, 2012	May 01, 2012
Subsequent Event [Line Items]
Shares of Common Stock Repurchased Between Period End Date and Filing Date	282,090
Shares of Common Stock Repurchase Executed Before the Balance Sheet Date but Settled After the Balance Sheet Date	60,200
Average Price Per Share of Common Stock Repurchased Between Period End Date and Filing Date	$ 37.56
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 100